Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Details Textual) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	8 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Warrant [Member]	Mar. 31, 2014 Placement Agent Warrants [Member]	Dec. 31, 2013 Placement Agent Warrants [Member]	Mar. 31, 2014 Senior Notes [Member]	Dec. 31, 2013 Senior Notes [Member]	Dec. 31, 2013 Senior Notes [Member]	May 08, 2013 Senior Notes [Member]	Mar. 31, 2014 Subordinated Notes [Member]	Dec. 31, 2013 Subordinated Notes [Member]	Mar. 31, 2014 Senior Warrants [Member]	May 08, 2013 Senior Warrants [Member]
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Senior Notes											$ 9,000,000				$ 9,000,000
Net Proceeds From Issuance Of Senior Note								2,760,000		2,760,000
Placement Agent Fee								240,000		240,000
Deferred Financing Fee								494,500		494,500
Proceeds From Issuance Of Senior Note - Control Account								6,000,000		6,000,000
Monthly Withdrawal From Control Accounts								500,000		500,000
Total Withdrawals From Control Accounts								5,062,500		2,000,000
Subordinated Convertible Note												1,000,000	1,000,000
Debt Instrument, Interest Rate, Stated Percentage								8.00%	8.00%	8.00%
Default Interest Rate Increase Per Year								18.00%	18.00%	18.00%
Debt Instrument, Convertible, Conversion Price	$ 0.0973		$ 0.1081						$ 0.264	$ 0.264		$ 0.264	$ 0.264
Percentage Of Holdings					4.99%			4.99%
Percentage Of Holdings Adjustment					9.99%			9.99%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	17,281,107		17,281,107									1,920,123	1,920,123
Class Of Warrant Or Right Expiry Period	5 years											5 years
Fair Value Assumptions, Expected Term												10 months 24 days
Fair Value Assumptions, Expected Volatility Rate						60.00%	60.00%	80.00%		80.00%		0.302%	80.00%
Fair Value Assumptions, Risk Free Interest Rate						0.75%	0.75%	0.10%		0.75%		80.00%	0.75%
Fair Value Assumptions, Expected Dividend Rate								0.00%		0.00%		0.00%	0.00%
Gains (Losses) on Extinguishment of Debt, Total	(834,000)	0	(1,957,689)	0				2,791,689		(1,957,689)
Warrants Issued	1,731,060							909,090		909,090		304,000	304,000
Fair Value Of Warrants								144,000	144,000	144,000
Proceeds from Issuance of Subordinated Notes												1,000,000	1,000,000
Adjustment to fair value Conversion Feature	32	0	1,511,968	0						246,000
Debt Discount												263,000	263,000
Convertible Debt Installment Payment In Shares	2,335,000		5,621,411						6,275,000
Decrease In Convertible Debt Liability								860,000	525,000	525,000
Debt Instrument Default Redemption Price, Percentage	125.00%									125.00%
Accelerated Note Conversions								547,500		212,500
Amortization of Debt Discount (Premium)	742,404	0	3,771,948	0					3,771,948				11,129
Debt Instrument, Periodic Payment, Principal								7,750,000,000,000		5,750,000
Debt Instrument, Periodic Payment, Interest								1,615,833		1,180,870
Debt Instrument Noncash Loss In Value								2,414,523,000,000
Debt Conversion, Converted Instrument, Shares Issued								96,828,241,000,000
Debt Instrument, Fair Value Disclosure	$ 1,500,000							$ 2,900,000						$ 4,400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			0.302										0.302